Long-term debt - Terms (Details) R in Millions, $ in Millions			12 Months Ended
	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ZAR (R)
Long-term debt
Unamortised loan costs	R (375)	R (439)	R (375)
Long-term debt	104,834	102,643	104,834				R 167,197
Short-term portion	(22,334)	(5,506)	(22,334)
Long-term debt	R 82,500	R 97,137	R 82,500
Sasol Financing International Limited
Long-term debt
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Sasol Financing USA LLC
Long-term debt
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Unsecured debt, repayable in August 2022
Long-term debt
Short-term portion	R (2,200)		R (2,200)
Unsecured debt, bond repayable in November 2022
Long-term debt
Short-term portion	(16,000)		(16,000)		$ (1,000)
Secured Debt
Long-term debt
Long-term debt, before unamortised costs	67	R 108	67
Unsecured debt
Long-term debt
Long-term debt, before unamortised costs	105,142	102,974	105,142
Unsecured debt | Unsecured debt various repayment terms ending June 2026
Long-term debt
Long-term debt, before unamortised costs	460	599	460
Unsecured debt | Unsecured debt, various repayment terms
Long-term debt
Long-term debt, before unamortised costs	R 569	588	R 569
Unsecured debt | Unsecured debt, various repayment terms | Fixed
Long-term debt
Interest rate	8.00%		8.00%		8.00%
Unsecured debt | Unsecured debt, repayable in August 2022
Long-term debt
Long-term debt, before unamortised costs	R 2,193	2,191	R 2,193
Unsecured debt | Unsecured debt, repayable in August 2022 | Rand | Variable | 3 month Jibar
Long-term debt
Adjustment to interest rate basis	1.30%		1.30%		1.30%
Unsecured debt | Unsecured debt, repayable in November 2022
Long-term debt
Long-term debt, before unamortised costs	R 16,375	14,359	R 16,375
Unsecured debt | Unsecured debt, repayable in November 2022 | Fixed
Long-term debt
Interest rate	4.50%		4.50%		4.50%
Unsecured debt | Unsecured debt, bond repayable in November 2022 | Sasol Financing International Limited
Long-term debt
Long-term debt, before unamortised costs	R 16,000		R 16,000		$ 1,000
Unsecured debt | Unsecured debt, bond repayable in November 2022 | Fixed | Sasol Financing International Limited
Long-term debt
Interest rate	4.50%		4.50%		4.50%
Unsecured debt | Unsecured debt, repayable in November 2024 with 2% interest
Long-term debt
Long-term debt, before unamortised costs		R 7,788
Unsecured debt | Unsecured debt, repayable in November 2024 with 2% interest | US Dollar | Variable | SOFR + Credit Adj
Long-term debt
Adjustment to interest rate basis		2.00%				2.00%
Unsecured debt | Revolving credit facility, repayable November 2024 | Sasol Financing International Limited
Long-term debt
Long-term debt, before unamortised costs		R 54,200				$ 3,800
Repayments of borrowings			R 5,000	$ 348
Unsecured debt | Unsecured debt, repayable in June 2024 with 2 % interest
Long-term debt
Long-term debt, before unamortised costs	R 2,444	R 2,143	R 2,444
Unsecured debt | Unsecured debt, repayable in June 2024 with 2 % interest | US Dollar | Variable | SOFR + Credit Adj
Long-term debt
Adjustment to interest rate basis	2.00%		2.00%		2.00%
Unsecured debt | Unsecured debt, repayable in June 2024 with 2 % interest | US Dollar | Variable | LIBOR
Long-term debt
Adjustment to interest rate basis		1.60%				1.60%
Unsecured debt | Unsecured debt, repayable in June 2024 with 2.00 % interest
Long-term debt
Long-term debt, before unamortised costs	R 20,940	R 20,954	R 20,940
Unsecured debt | Unsecured debt, repayable in June 2024 with 2.00 % interest | US Dollar | Variable | SOFR + Credit Adj
Long-term debt
Adjustment to interest rate basis	2.00%		2.00%		2.00%
Unsecured debt | Unsecured debt, repayable in June 2024 with 2.00 % interest | US Dollar | Variable | LIBOR
Long-term debt
Adjustment to interest rate basis		2.00%				2.00%
Unsecured debt | Term loan, repayable in June 2024
Long-term debt
Long-term debt, before unamortised costs	R 20,900		R 20,900		$ 1,280
Unsecured debt | Revolving credit facility, repayable in June 2024
Long-term debt
Long-term debt, before unamortised costs	2,400		2,400		$ 150
Unsecured debt | Unsecured debt, various repayment terms from March 2024 to March 2031
Long-term debt
Long-term debt, before unamortised costs	R 62,161	R 54,352	R 62,161
Unsecured debt | Unsecured debt, various repayment terms from March 2024 to March 2031 | Fixed | Minimum
Long-term debt
Interest rate	4.40%		4.40%		4.40%
Unsecured debt | Unsecured debt, various repayment terms from March 2024 to March 2031 | Fixed | Maximum
Long-term debt
Interest rate	6.50%		6.50%		6.50%
Unsecured debt | Bonds, various repayment terms from March 2024 to March 2031 | Sasol Financing USA LLC
Long-term debt
Long-term debt, before unamortised costs	R 62,000		R 62,000		$ 3,800
Unsecured debt | Bonds, various repayment terms from March 2024 to March 2031 | Fixed | Minimum | Sasol Financing USA LLC
Long-term debt
Interest rate	4.38%		4.38%		4.38%
Unsecured debt | Bonds, various repayment terms from March 2024 to March 2031 | Fixed | Maximum | Sasol Financing USA LLC
Long-term debt
Interest rate	6.50%		6.50%		6.50%